UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
           Report for the Calendar Year or Quarter Ended:     September 30, 2011
                                                              ------------------
Check here if Amendment [  ];     Amendment Number:
                                  -----------------
This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PI Investment Management Limited
Address:  5th Floor, Alexandra House, The Sweepstakes
          Ballsbridge, Dublin 4, Ireland


Form 13F File Number:     028-11988
                          ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:

Name:     Shauneen Kay
          ------------
Title:     Chief Compliance Officer
           ------------------------
Phone:     011 353 1 6699223
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Signature, Place and Date of Signing:

         /s/ Shauneen Kay          Dublin, Ireland          11/14//2011
         ----------------          ---------------          -----------
               [Signature]          [City, State]          [Date]
               -----------          -------------          ------

Report Type (Check only one)
----------------------------
[X]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ]     13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           32
Form 13F Information Table Value Total:     $377,086
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.






                                                       VALUE
                                 TITLE OF              (USD X   NO. OF   SH/  INVESTMENT  OTHER     VOTING   VOTING
STOCK NAME                       CLASS     CUSIP        1,000)  SHARES   PRN  DISCRETION  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO N/C FROM NORWEST     COM       949746101    8,413   336,252  SH   Sole        None      336,252
ALTRIA GROUP INC                 COM       02209S103   10,336   402,186  SH   Sole        None      402,186
COCA COLA COMPANY                COM       191216100    8,603   126,147  SH   Sole        None      126,147
WAL MART STORES INC              COM       931142103   14,204   284,196  SH   Sole        None      284,196
SIGMA ALDRICH CORP USD           COM       826552101    4,065    62,974  SH   Sole        None       62,974
HEWLETT PACKARD COMPANY          COM       428236103   14,244   439,232  SH   Sole        None      439,232
JOHNSON AND JOHNSON              COM       478160104   25,363   392,678  SH   Sole        None      392,678
M T BANK CORPORATION             COM       55261F104    7,194    96,176  SH   Sole        None       96,176
FISERV INC                       COM       337738108   12,613   228,351  SH   Sole        None      228,351
OMNICOM GROUP INC.               COM       681919106   12,379   299,072  SH   Sole        None      299,072
MEDTRONIC INC COMPANY            COM       585055106    6,923   216,139  SH   Sole        None      216,139
CISCO SYSTEMS                    COM       17275R102    9,158   571,307  SH   Sole        None      571,307
EXXON CORPORATION NPV            COM       30231G102    6,692    90,080  SH   Sole        None       90,080
GENERAL DYNAMICS CORPORATION     COM       369550108   13,290   211,722  SH   Sole        None      211,722
NIKE INC                         CL B      654106103    8,583   100,821  SH   Sole        None      100,821
AFLAC INC                        COM       001055102    5,929   155,832  SH   Sole        None      155,832
AUTOMATIC DATA PROCESSING INC    COM       053015103   17,844   372,690  SH   Sole        None      372,690
MICROSOFT CORPORATION            COM       594918104   16,630   651,912  SH   Sole        None      651,912
BECTON DICKINSON AND COMPANY     COM       075887109   11,228   138,448  SH   Sole        None      138,448
SYSCO CORPORATION                COM       871829107    6,942   246,942  SH   Sole        None      246,942
EMERSON ELECTRIC CO              COM       291011104   19,191   409,102  SH   Sole        None      409,102
ACCENTURE PLC                    SHS CL A  G1151C101   12,768   230,378  SH   Sole        None      230,378
ILLINOIS TOOL WORKS INC          COM       452308109    7,933   175,150  SH   Sole        None      175,150
WALGREEN COMPANY                 COM       931422109   24,003   653,323  SH   Sole        None      653,323
REPUBLIC SERVICES INC            COM       760759100   13,427   478,348  SH   Sole        None      478,348
GAP INC                          COM       364760108    8,480   516,142  SH   Sole        None      516,142
MCGRAW HILL INC                  COM       580645109    8,052   206,468  SH   Sole        None      206,468
PHILIP MORRIS INTERNATIONAL INC  COM       718172109   23,450   343,181  SH   Sole        None      343,181
TARGET CORPORATION               COM       87612E106   15,166   313,219  SH   Sole        None      313,219
ROCKWELL COLLINS USD             COM       774341101   10,540   221,060  SH   Sole        None      221,060
AMERICAN EXPRESS COMPANY         COM       025816109    7,750   169,131  SH   Sole        None      169,131
STAPLES INC                      COM       855030102    5,693   415,524  SH   Sole        None      415,524

                                                      377,086